Discontinued Operation - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2009	Jun. 12, 2009
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Effective tax rate for the discontinued operations	105.00%
Federal statutory income tax rate	35.00%
Empi Therapy Solutions (ETS)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceed from sale of discontinued operation		$ 21.8
Pre-tax gain on disposal of discontinued operations	6.6
Goodwill associated with discontinued operations	$ 12.0